Changes in the scope of the Consolidated Condensed Interim Financial Statements (Details) - Mini-Hydro [Member] $ in Thousands	Feb. 28, 2018 USD ($)
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired	100.00%
Purchase price	$ 9,324